UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
6/30/09 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
LOC -- Letter of Credit
NATL -- National Public Finance Guarantee Corp.
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.5%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.5%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$1,000,000	$1,015,320
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	2,565,000	2,577,697
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,472,895
U. of AL Rev. Bonds (Hosp. Birmingham), Ser. A, AMBAC,
5s, 9/1/14	A1	500,000	525,560
			5,591,472

Alaska (0.1%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	1,310,000	1,294,909
			1,294,909

Arizona (1.9%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,850,000	3,375,026
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB-/P	5,600,000	5,370,736
Maricopa Cnty., Poll. Control Rev. Bonds (El Paso
Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	3,300,000	3,552,021
Mesa, Util. Syst. Rev. Bonds, FGIC, NATL, 7 1/4s,
7/1/12	AA-	3,635,000	4,162,729
Queen Creek, Special Assmt. Bonds (Impt. Dist. No.
001), 5s, 1/1/26	Baa2	725,000	601,837
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Class A, 5 1/4s, 9/1/30	A3	4,500,000	3,946,590
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	454,555
			21,463,494

Arkansas (0.1%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	AAA	200,000	200,116
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	AAA	1,500,000	1,398,585
			1,598,701

California (6.7%)
Bay Area Toll Auth. of CA Rev. Bonds (San Francisco
Bay Area), Ser. F-1, 5s, 4/1/39	AA	5,000,000	4,663,250
CA Edl. Fac. Auth. Rev. Bonds
(Scripps College), 5s, 8/1/31	A1	500,000	456,480
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	1,048,752
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K,
4 3/4s, 8/1/36	Aa2	5,750,000	4,404,098
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/23	AA-	640,000	590,029
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,500,000	1,129,920
CA State G.O. Bonds
6 1/2s, 4/1/33	A2	10,000,000	10,438,400
5 3/4s, 4/1/31	A2	13,000,000	12,637,560
5 1/4s, 3/1/30	A2	2,240,000	2,038,893
5s, 11/1/30	A2	5,000	4,387
FGIC, 5s, 6/1/26	AA-	5,000,000	4,541,100
CA State Dept. of Wtr. Resources Rev. Bonds (Central
Valley), Ser. AE, 5s, 12/1/29	AAA	7,500,000	7,601,850
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	200,000	178,500

Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	500,000	420,525
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/26	AAA	545,000	196,592
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	AAA	530,000	583,111
Lompoc, Hlth. Care Dist. G.O. Bonds (Election
of 2005), Ser. B, XLCA
5s, 8/1/29	A3	1,285,000	1,203,762
5s, 8/1/28	A3	1,125,000	1,075,658
Los Angeles, Unified School Dist. G.O. Bonds, Ser. I,
5s, 7/1/26	Aa3	5,000,000	5,003,850
Ontario, COP (Wtr. Syst. Impt.), NATL, 5s, 7/1/29	AA-	500,000	478,080
Port Oakland, Rev. Bonds, Ser. L, FGIC, 5 3/8s, 11/1/27	AA-	8,920,000	7,838,985
Riverside Cnty., Asset Leasing Corp. Leasehold Rev.
Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	AA-	4,000,000	1,547,880
Sacramento, City Fin. Auth. Tax Alloc. Bonds Ser. A,
FGIC, NATL, zero %, 12/1/22	AA-	7,500,000	3,129,975
Solano, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, zero %, 8/1/26	Aa3	9,560,000	3,551,062
			74,762,699

Colorado (1.0%)
CO Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	1,500,000	1,187,820
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	938,440
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	1,013,350
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
C1, NATL, 5 1/2s, 9/1/24	AA	1,750,000	1,527,645
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	2,520,000	2,405,365
6 3/8s, 12/15/30 (Prerefunded)	A3	2,480,000	2,689,858
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero
%, 9/1/34	AA-	13,000,000	1,550,380
			11,312,858

Connecticut (0.5%)
CT State Dev. Auth. Rev. Bonds (Mystic Marine Life
Aquarium), Ser. A, 4 5/8s, 5/1/37	A+	2,500,000	1,898,175
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	584,693
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	3,000,000	2,989,470
			5,472,338

Delaware (0.1%)
DE State Hlth. Facs. Auth. Rev. Bonds (Beebe Med.
Ctr.), Ser. A, 5 1/2s, 6/1/24	Baa1	1,250,000	1,125,125
			1,125,125

District of Columbia (0.7%)
DC G.O. Bonds, Ser. A, FSA, 5s, 6/1/26	AAA	5,005,000	5,014,910
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, 5s, 2/1/25	A	1,035,000	888,610
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s,
5/15/40	BBB	460,000	352,167
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/33	AA-	1,005,000	947,052
			7,202,739

Florida (9.4%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.), 7s, 4/1/39	A-	4,000,000	4,054,400
Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A2	3,000,000	2,764,380
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,500,000	1,340,160
FL Hsg. Fin. Corp. Rev. Bonds
(Home Owner Mtge.), Ser. 7, FSA, 6s, 1/1/21	AAA	325,000	327,516
Ser. G, 5 3/4s, 1/1/37	Aa1	1,495,000	1,486,120
(Noah's Landing Apts.), Ser. H-1, FSA, 5 3/8s, 12/1/41	AAA	1,710,000	1,601,877
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5s, 1/1/36	Aa1	1,190,000	1,171,710
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC
Coll., 4.95s, 7/1/37	Aa1	1,730,000	1,531,984
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.3s, 7/1/15	Aa1	300,000	296,571
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.2s, 7/1/14	Aa1	300,000	296,940
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 7/1/13	Aa1	265,000	264,226
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 1/1/13	Aa1	230,000	229,333
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4s, 7/1/12	Aa1	180,000	179,899
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3.7s, 1/1/10	Aa1	165,000	166,277
FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s,
10/1/31	A1	3,300,000	3,073,488
Flagler Cnty., School Board COP, Ser. A, FSA, 5s,
8/1/19	AAA	500,000	517,695
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31 (Prerefunded)	AAA	750,000	799,380
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, U.S.

Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/P	7,030,000	7,695,108
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	AA-	18,500,000	22,119,340
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	AAA/P	1,000,000	1,107,100
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds,
AMBAC, 5s, 5/1/24	AA+	1,250,000	1,268,563
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds
(Tampa Elec. Co.), Ser. B, 5.15s, 9/1/13	Baa2	1,125,000	1,132,605
AMBAC, 5s, 3/15/12	A	1,350,000	1,356,305
Kissimmee, Util. Auth. Rev. Bonds, FSA, 5 1/4s, 10/1/18	Aa3	2,270,000	2,422,249
Lee Cnty., Rev. Bonds, XLCA, 5s, 10/1/25	Aa3	5,500,000	5,552,800
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	2,500,000	1,991,775
Leesburg, Cap. Impt. Rev. Bonds, FGIC, 5 1/4s, 10/1/27	AA-	1,600,000	1,620,304
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba2	1,000,000	741,850
6.7s, 11/15/19	Ba2	3,700,000	3,173,860
Miami-Dade Cnty., G.O. Bonds (Parks Program), NATL,
5s, 11/1/25	Aa3	5,000,000	5,122,050
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev.
Bonds, Ser. B, FGIC, 5 1/4s, 7/1/26	AA-	3,000,000	3,016,950
North Broward, Hosp. Dist. Rev. Bonds, 6s, 1/15/31
(Prerefunded)	A2	235,000	254,639
Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds,
Ser. A, U.S. Govt. Coll., 7.2s, 5/1/32 (Prerefunded)	AAA	2,095,000	2,223,633
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	750,000	750,000
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), Ser. A, NATL, 6 1/4s, 10/1/18	AA-	3,000,000	3,285,120
Osceola Cnty., Indl. Dev. Auth. Rev. Bonds (Cmnty.
Provider Pooled Loan Program), Ser. A, FSA, 7 3/4s,
7/1/10	AAA	15,000	15,003
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	290,000	159,126
South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s,
5/1/28	Aa3	2,000,000	1,762,280
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	475,000	281,984
St. Lucie Cnty., School Board COP, Ser. A, FSA, 5s,
7/1/23	AAA	4,300,000	4,177,794
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	AAA	4,800,000	5,836,848
Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	A	5,995,000	6,149,251
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	100,000	55,995
U. Central FL Assn., Inc. COP, Ser. A, FGIC, 5 1/4s,
10/1/34	AA-	500,000	442,295
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	900,000	676,134
West Palm Beach Cmnty., Redev. Agcy. Tax Alloc.
(Northwood-Pleasant Cmnty.), 5s, 3/1/29	A	375,000	301,189
			104,794,106

Georgia (1.4%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A	4,500,000	4,475,250
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Class E, NATL, 4 3/4s,
4/1/11	AA	2,000,000	2,047,080
Cherokee Cnty., Wtr. & Swr. Auth. Rev. Bonds, Ser. 06,
FSA, 5s, 8/1/25	AAA	500,000	525,660
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	1,000,000	1,148,460
GA State Private College & U. Auth. Rev. Bonds (Emory
U.), Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,348,213
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas),
Ser. A, 5 1/2s, 9/15/21	A2	370,000	334,939
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	3,450,000	2,907,419
Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl.
Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,629,381
			15,416,402

Idaho (--%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	345,000	332,749
			332,749

Illinois (2.0%)
Chicago, Waste Wtr. Transmission VRDN, Ser. C-2,
0.23s, 1/1/39	VMIG1	1,400,000	1,400,000
Chicago, Wtr. Rev. Bonds, FSA, 5s, 11/1/25	AAA	4,750,000	4,896,015
Cook Cnty., G.O. Bonds, Ser. B, NATL, 5s, 11/15/29	Aa2	1,250,000	1,234,200
IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s,
12/1/33	Aaa	2,250,000	2,270,228
IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A3	350,000	381,105
(Rush U. Med. Ctr.), Ser. B, 7 1/4s, 11/1/38	A3	2,520,000	2,743,952
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	5,500,000	5,311,790
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	1,000,000	841,690
(Newman Foundation), Radian Insd., 5s, 2/1/32	BBB-	3,000,000	2,024,520
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,

5s, 1/1/22	AAA	1,000,000	1,043,690
			22,147,190

Indiana (2.2%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	965,000	730,679
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa3	6,150,000	5,965,500
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	A	3,000,000	2,478,060
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	4,150,000	3,627,308
IN State Fin. Auth. Edl. Fac. Rev. Bonds (Valparaiso
U.), 5s, 10/1/27	A2	1,405,000	1,357,581
IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5 1/4s, 11/15/23	Aa1	700,000	738,682
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	4,500,000	4,089,645
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	AA	2,500,000	2,515,900
NATL, 5.6s, 11/1/16	AA	2,750,000	2,766,143
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	A-	500,000	486,515
			24,756,013

Iowa (1.2%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	350,000	346,560
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	7,400,000	8,680,348
9.15s, 7/1/09 (Prerefunded)	AAA	20,000	20,000
IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care
Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	1,938,050
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	2,500,000	1,678,800
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	463,815
			13,127,573

Kansas (0.5%)
KS State Dev. Fin. Auth. Rev. Bonds, Ser. K, NATL
5 1/4s, 11/1/26	Aa2	1,355,000	1,439,281
5 1/4s, 11/1/25	Aa2	1,620,000	1,728,913
KS State Dev. Fin. Auth. Hlth. Fac. Rev. Bonds
(Stormont-Vail Hlthcare, Inc.), Ser. L, NATL, 5 1/8s,
11/15/32	A2	1,260,000	1,081,634
Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser.
C, 6 7/8s, 5/15/32 (Prerefunded)	AAA	500,000	580,005
Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BBB-	1,500,000	966,105
			5,795,938

Kentucky (1.0%)
Breckinridge Cnty., Lease Program VRDN, Ser. A, 0.18s,
2/1/32	VMIG1	290,000	290,000
Christian Cnty., Assn. of Cnty. Leasing Trust VRDN,
Ser. B, 0.18s, 8/1/37	VMIG1	1,415,000	1,415,000
KY Econ. Dev. Fin. Auth. Rev. Bonds (Louisville
Arena), Ser. A-1, AGO, 6s, 12/1/42	AAA	3,500,000	3,535,805
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	Baa1	245,000	246,960
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst.
Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	3,446,560
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	855,000	770,936
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	1,000,000	1,008,740
			10,714,001

Louisiana (0.3%)
Rapides, Fin. Auth. Mandatory Put Bonds (Cleco Pwr.),
5 1/4s, 3/1/13	Baa1	500,000	506,420
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B
5 7/8s, 5/15/39	BBB	950,000	747,593
5 1/2s, 5/15/30	BBB	2,500,000	2,400,100
			3,654,113

Maine (--%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, Ser. C,
FSA, 5 3/4s, 7/1/30	AAA	300,000	303,762
			303,762

Maryland (0.8%)
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,468,700
MD Econ. Dev. Corp. Poll. Control Rev. Bonds
(Potomac), 6.2s, 9/1/22	Baa1	1,100,000	1,194,743
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.)
6s, 1/1/43	BBB-	1,590,000	1,380,056
5 3/4s, 1/1/38	BBB-	1,000,000	848,730
			8,892,229

Massachusetts (3.4%)
MA Dev. Fin. Agcy. Rev. Bonds, Ser. A, NATL, 5 1/2s,
1/1/11	AA-	1,500,000	1,520,895
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	920,000	944,435
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	2,802,789
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	820,000	823,042
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	725,000	859,836
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,950,000	2,250,349
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	1,890,000	1,991,417
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	4,750,000	4,568,740
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	A	5,500,000	5,540,425
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	900,000	903,132
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	928,650
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	1,065,000	1,033,401
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	1,963,920
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	998,870
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,745,000	1,631,610
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	450,000	265,662
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	AA-	1,050,000	996,419
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	3,305,000	3,318,517
MA State Port Auth. Rev. Bonds, 13s, 7/1/13
(Prerefunded)	AA-/P	3,520,000	4,362,054
			37,704,163

Michigan (2.3%)
Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	A	500,000	413,070
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	3,120,000	2,597,712
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, FSA,
6 1/4s, 7/1/36	AAA	4,040,000	4,219,901
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	495,000	447,287
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	535,000	417,428
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,502,575
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	3,000,000	2,577,090
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25
(Prerefunded)	BBB	915,000	1,036,247
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	2,015,000	1,989,671
MI State Strategic Fund Mandatory Put Bonds (Dow
Chemical), Ser. A-1, 6 3/4s, 6/2/14	Baa3	700,000	705,446
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	4,004,300
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	Baa3	3,500,000	3,394,720
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	1,000,000	711,320
			25,016,767

Minnesota (1.2%)
Arden Hills, Hsg. & Hlth. Care Facs. VRDN
(Presbyterian Homes), Ser. A, 0.25s, 9/1/29	AA+	4,094,000	4,094,000
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,600,000	1,361,568
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	4,010,000	3,766,994
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6s, 2/1/27	A3	1,625,000	1,607,548
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
H, 4.3s, 1/1/13	Aa1	640,000	642,259
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Ba1	1,250,000	948,338
Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group), Ser. A, 6s, 7/1/34	BBB	500,000	468,140
			12,888,847

Mississippi (0.6%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	2,763,270
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. G, GNMA Coll., FNMA Coll., 6.7s, 11/1/29	Aaa	620,000	626,064
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,840,000	1,891,097
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	935,000	928,558
			6,208,989

Missouri (0.6%)
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,349,023
MO State Hlth. & Edl. Fac. Auth. VRDN
(Washington U. (The)), Ser. A, 0.35s, 9/1/30	VMIG1	2,400,000	2,400,000
(Sisters of Mercy Hlth.), Ser. A, 0.18s, 6/1/16	VMIG1	1,000,000	1,000,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	240,000	247,272
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA

Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	230,000	238,340
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	150,000	154,191
(Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll.,
6.4s, 9/1/29	AAA	310,000	315,701
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. B, GNMA Coll., FNMA Coll.
3.85s, 9/1/10	AAA	125,000	124,301
3.6s, 9/1/09	AAA	135,000	135,491
			6,964,319

Nebraska (--%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	BBB+	370,000	340,655
			340,655

Nevada (1.9%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-1, AMBAC, 5s,
7/1/27	Aa3	10,000,000	8,681,000
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	A	7,570,000	6,031,549
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	1,700,000	1,444,524
Fernley, G.O. Bonds (Wtr. & Swr.), FSA, 4 5/8s, 2/1/32	Aa3	4,345,000	3,962,553
Washoe Cnty., Arpt. Auth. Rev. Bonds, FSA, 5s, 7/1/11	Aa3	500,000	527,560
			20,647,186

New Hampshire (1.5%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	1,000,000	775,710
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Hlth. Care
Syst.-Covenant Hlth.), 6 1/8s, 7/1/31 (Prerefunded)	A	4,000,000	4,469,520
NH Hlth. & Ed. Fac. Auth. VRDN
(U. Syst. of NH), Ser. B-1, 0.35s, 7/1/33	VMIG1	4,265,000	4,265,000
(U. of NH), Ser. B, 0.2s, 7/1/33	VMIG1	3,225,000	3,225,000
NH Hlth. and Ed. Fac. Auth. Hosp. Rev. Bonds (Concord
Hosp.), FGIC, 5s, 10/1/24	A3	2,900,000	2,568,211
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29 (Prerefunded)	BBB-/P	900,000	931,419
			16,234,860

New Jersey (5.1%)
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth
Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	AA/P	3,500,000	2,931,530
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	3,150,000	3,597,678
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	9,750,000	7,933,575
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	AA-	5,500,000	5,550,710
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	AA-	7,000,000	6,774,110
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,250,000	5,102,250
(South Jersey Hosp.), 6s, 7/1/12	A2	3,170,000	3,236,729
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	4,750,000	3,891,438
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	280,000	280,605
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	AA-	8,760,000	3,563,042
NJ State Higher Ed. Assistance Auth. Rev. Bonds
(Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,260,688
NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,002,190
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5s, 6/1/29	BBB	2,850,000	1,870,085
6 3/4s, 6/1/39 (Prerefunded)	Aaa	2,000,000	2,378,960
6 3/8s, 6/1/32 (Prerefunded)	Aaa	1,775,000	2,032,198
6 1/8s, 6/1/42 (Prerefunded)	Aaa	1,600,000	1,820,176
			56,225,964

New Mexico (0.3%)
Farmington, Poll. Control Rev. Bonds (San Juan),
Ser. B, 4 7/8s, 4/1/33	Baa3	2,110,000	1,523,462
U. of NM Rev. Bonds (Hosp. Mtg.), FSA, FHA Insd., 5s,
1/1/24	AAA	2,000,000	2,023,720
			3,547,182

New York (6.5%)
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. D, NATL, 5s, 9/1/20	AA-	500,000	505,965
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A,
5 1/2s, 11/15/39	AA	2,000,000	2,037,940
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.), Ser. C, 5 5/8s, 11/1/10	A3	270,000	272,751
NY City, G.O. Bonds, Ser. J/J-1, 5s, 6/1/21	AA	250,000	257,188
NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball
Stadium - Pilot), AMBAC, 5s, 1/1/23	A	300,000	272,010
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	BBB-	11,005,000	8,128,513
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	200,000	123,028
NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	AA-	10,900,000	12,442,241
(City U.), Ser. A, 5 3/4s, 7/1/18	AA-	12,485,000	13,986,072
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	514,284

(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	699,375
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	AA-	23,100,000	25,350,402
(Brooklyn Law School), Ser. B, XLCA, 5 3/8s, 7/1/22	Baa1	1,000,000	1,003,370
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	A1	285,000	309,444
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	1,850,000	1,415,657
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	534,030
NY State Energy Research & Dev. Auth. Fac. Mandatory
Put Bonds, 4.7s, 10/1/12	A1	500,000	503,245
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	BB-/P	750,000	598,755
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	75,000	74,729
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,200,000	1,836,780
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse
U. ), Ser. A-2, 0.28s, 12/1/37 (JPMorgan Chase Bank
(LOC))	VMIG1	700,000	700,000
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds, 5s, 6/1/26	BBB	1,000,000	735,660
			72,301,439

North Carolina (3.2%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa1	5,000,000	5,083,950
Ser. C, 6 3/4s, 1/1/24	Baa1	1,250,000	1,407,588
AMBAC, 6s, 1/1/18	A	7,000,000	7,843,850
Ser. A, 5 3/4s, 1/1/26	Baa1	3,750,000	3,781,763
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	855,000	854,949
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,023,852
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	250,000	210,623
(First Mtge.-Forest at Duke), 6 3/8s, 9/1/32
(Prerefunded)	AAA/P	3,000,000	3,430,680
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.)
Ser. B, 6 1/2s, 1/1/20	A2	10,000,000	10,246,000
Ser. A, 5 1/2s, 1/1/13	A2	200,000	215,608
			35,098,863

Ohio (6.0%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A, 5s, 2/15/38	A1	5,000,000	4,858,950
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
6s, 6/1/42	BBB	2,000,000	1,189,560
5 3/4s, 6/1/34	BBB	34,100,000	21,970,289
5 1/8s, 6/1/24	BBB	4,955,000	4,004,829
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	AAA	600,000	609,096
Franklin Cnty., Rev. Bonds (Online Computer Library
Ctr.), 5s, 4/15/11	A	500,000	527,185
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA	6,130,000	6,356,074
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2,
FSA, 5s, 4/1/24	AAA	5,000,000	5,165,650
Midview, Local School Dist. COP (Elementary School
Bldg. Fac.), 5 1/4s, 11/1/30	A	3,500,000	3,549,945
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College)
5.05s, 7/1/16	A1	1,000,000	1,012,320
4.95s, 7/1/15	A1	5,300,000	5,401,601
OH State Higher Edl. Fac. Rev. Bonds (Case Western
Reserve U.), 5 1/2s, 10/1/22 (Prerefunded)	AA-	1,000,000	1,130,950
OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp.
Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	5,000,000	5,250,000
OH State U. Rev. Bonds, Ser. A, 5s, 12/1/27	Aa2	1,000,000	1,039,500
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	5,500,000	5,077,985
			67,143,934

Oklahoma (1.2%)
Grand River Dam Auth. Rev. Bonds, Ser. A, FSA, 5s,
6/1/12	AAA	250,000	274,160
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	615,000	591,624
OK State Tpk. Auth. VRDN
Ser. E, 0.18s, 1/1/28	VMIG1	5,960,000	5,960,000
Ser. F, 0.18s, 1/1/28	VMIG1	7,000,000	7,000,000
			13,825,784

Oregon (0.3%)
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	2,000,000	1,971,860
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. J, 4.7s, 7/1/30	Aa2	1,145,000	1,144,141
			3,116,001

Pennsylvania (2.6%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds

(UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,303,395
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	4,750,000	2,841,925
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, NATL
5 1/2s, 12/1/30	AA-	150,000	152,265
5 1/2s, 12/1/30 (Prerefunded)	AA-	850,000	905,582
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy Generation), 0.3s, 4/1/41	VMIG1	500,000	500,000
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,690,000	1,689,003
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 1/4s, 7/1/24 (Prerefunded)	AAA/P	500,000	590,290
Chester Cnty., Indl. Dev. Auth. VRDN (Archdiocese
Philadelphia), 0.28s, 7/1/31	VMIG1	500,000	500,000
Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+	1,465,000	1,286,548
5.15s, 1/1/18	BBB+	665,000	589,922
East Stroudsburg, Area School Dist. G.O. Bonds, FSA,
5s, 9/1/27	Aa3	5,500,000	5,714,940
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5 1/2s, 3/15/38	BBB	1,275,000	1,078,140
Greater Johnstown, School Dist. G.O. Bonds, Ser. B,
NATL, 5 1/2s, 8/1/17	AA-	1,250,000	1,315,600
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5.15s, 3/15/20 (Prerefunded)	AAA/P	50,000	56,603
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	2,715,668
Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint
Luke's Hosp.), Ser. A, 5 1/2s, 8/15/40	Baa1	2,750,000	2,417,553
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A2	1,000,000	864,460
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10
(In default) (NON)	D/P	5,415,577	1,625
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. B,
FGIC, 5 1/4s, 11/1/14	AA-	500,000	529,265
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	330,000	311,751
Washington Cnty., Hosp. Auth. Rev. Bonds (Monongah Ela
Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,272,550
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	439,430
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	AA	485,000	503,057
			28,579,572

Puerto Rico (5.0%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	225,000	176,762
Cmnwlth. of PR, G.O. Bonds
Ser. C-7, NATL, 6s, 7/1/27	AA	500,000	505,875
Ser. A, 5 1/4s, 7/1/22	Baa3	850,000	795,796
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa3	3,400,000	3,071,730
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. TT, 5s, 7/1/37	A3	5,000,000	4,277,600
Ser. RR, FGIC, 5s, 7/1/23	AA-	4,395,000	4,092,624
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds
Ser. AA, 5s, 12/1/16	BBB	1,000,000	973,760
Ser. B, 5s, 12/1/13	BBB	250,000	252,150
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. K
5s, 7/1/17	BBB	2,900,000	2,805,808
5s, 7/1/13	BBB	500,000	500,355
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	250,380
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Auxilio Mutuo Oblig. Group), Ser. A,
NATL, 6 1/4s, 7/1/16	AA-	3,800,000	3,800,456
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5 1/4s, 8/1/24	Baa3	750,000	684,600
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/31	Baa3	1,895,000	1,837,790
Ser. P, 6 1/8s, 7/1/23	Baa3	8,000,000	7,907,520
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/23	Baa3	6,800,000	6,247,160
Ser. I, Cmnwlth. of PR Gtd., 5s, 7/1/36	Baa3	2,220,000	1,745,320
Cmnwlth. of PR, Pub. Fin. Corp. Rev. Bonds, Ser. A,
AMBAC, 5 1/4s, 8/1/30	A	175,000	173,957
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
6s, 8/1/42	A+	15,000,000	14,641,350
NATL, zero %, 8/1/43	AA-	350,000	43,285
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,000,000	876,480
			55,660,758

South Carolina (1.0%)
Berkeley Cnty., School Dist. Rev. Bonds (Installment
Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	A3	5,000,000	4,802,000
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	AAA	2,500,000	2,565,075
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aa1	1,335,000	1,296,539
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	AAA/P	800,000	877,920
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,115,000	1,278,582
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	135,000	154,806
			10,974,922

South Dakota (0.5%)
Brookings, COP, AMBAC, 5 1/4s, 12/1/19	A	3,445,000	3,503,358
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.55s, 5/1/18	AAA	1,000,000	1,011,940
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prairie
Lakes Hlth. Care), 5.65s, 4/1/22	Baa1	1,110,000	1,021,777
			5,537,075

Tennessee (1.7%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/25 (Prerefunded)	Baa1	5,000,000	5,765,900
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	2,000,000	2,034,240
Montgomery Cnty., Pub. Bldg. Auth. VRDN, 0.32s, 4/1/32	VMIG1	3,010,000	3,010,000
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	310,000	358,797
6 1/2s, 9/1/26 (Prerefunded)	AAA	190,000	219,908
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A
5 1/4s, 9/1/24	BBB+	4,000,000	3,345,480
5 1/4s, 9/1/20	BBB+	5,000,000	4,442,200
			19,176,525

Texas (13.7%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	B+/P	715,000	524,317
5 7/8s, 11/15/18	B+/P	4,250,000	3,423,290
Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG
5s, 2/15/25	Aaa	2,000,000	2,104,520
5s, 2/15/24	Aaa	2,000,000	2,115,200
Angleton, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG
5s, 2/15/30	Aaa	4,095,000	4,217,522
5s, 2/15/29	Aaa	3,895,000	4,034,363
Beaumont, Indpt. School Dist. G.O. Bonds (School
Bldg.), AGO, 5 1/8s, 2/15/30	AAA	2,550,000	2,597,303
Brazoria Cnty., Brazos River Harbor Naval Dist. (Dow
Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	BBB-	1,070,000	809,701
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	BBB-	3,450,000	3,029,825
Cypress-Fairbanks, Indpt. School Dist. G.O. Bonds
(Schoolhouse), PSFG, 5s, 2/15/24	Aaa	625,000	661,000
Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	A	10,500,000	9,420,810
Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 6s, 2/15/27	Aaa	3,260,000	3,690,124
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	1,035,000	1,056,704
Gateway, Pub. Fac. Corp. Mandatory Put Bonds
(Stonegate Villas Apt.), FNMA Coll., 4.55s, 7/1/14	Aaa	1,500,000	1,537,080
La Porte, Indpt. School Dist. G.O. Bonds
(Schoolhouse), AGO, 5s, 2/15/26	AAA	570,000	596,762
Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, FSA,
5s, 10/1/16	AAA	750,000	825,735
Leander, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	3,146,250
Lower CO River Auth. Rev. Bonds
Ser. A, 7 1/4s, 5/15/37	A1	2,000,000	2,164,760
5 3/4s, 5/15/37	A1	1,200,000	1,207,008
5 3/4s, 5/15/28	A1	2,000,000	2,058,860
Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/27	Aaa	3,630,000	3,753,456
Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No.
1), Ser. A, AMBAC, 4.4s, 5/1/30	A	2,250,000	1,560,555
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	840,000	884,831
Montgomery Cnty., G.O. Bonds, Ser. A, FSA, 5s, 3/1/21	AAA	1,750,000	1,854,388
North TX Thruway Auth. Rev. Bonds
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	2,929,320
Ser. A, NATL, 5 1/8s, 1/1/28	AA-	5,000,000	4,920,750
Ser. D, AGO, zero %, 1/1/28	AAA	11,620,000	3,854,005
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	5,200,000	5,497,076
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,750,000	2,642,173
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6 1/2s, 1/1/15), 2043 (STP)	A2	9,700,000	6,670,593
Paris, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 5s, 2/15/25	Aaa	1,000,000	1,058,940
Pharr, San Juan - Alamo, Indpt. School Dist. G.O.
Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	400,000	410,356
Round Rock, Indpt. School Dist. G.O. Bonds (School
Bldg.), 5s, 8/1/33	Aa1	500,000	496,520
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,400,000	1,404,732
San Antonio, Arpt. Syst. Rev. Bonds, FSA, 5 1/4s,
7/1/32	AAA	1,415,000	1,260,058
Spring, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	500,000	518,490
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	894,620
5 1/4s, 11/15/22	A-	2,500,000	2,333,525
Tarrant Cnty., Hosp. Dist. Rev. Bonds, NATL, 5 1/2s,

8/15/19	Aa3	1,870,000	1,938,405
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5 1/4s, 12/15/26	A2	5,000,000	4,114,150
TX State G.O. Bonds (Trans. Comm. Mobility Fund),
4 3/4s, 4/1/27	Aa1	5,000,000	5,110,100
TX State Rev. Bonds, 6.2s, 9/30/11	AA	20,800,000	22,193,184
TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev.
Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC
Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	1,902,139	1,917,660
TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines
Co.), 7 3/8s, 10/1/20	Aa1	6,500,000	7,870,395
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	A	1,000,000	899,380
TX State, Trans. Comm. Rev. Bonds, 5s, 4/1/26	AAA	7,585,000	7,919,195
Victoria, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,546,889
Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA-	3,960,000	4,022,251
			151,697,131

Utah (0.6%)
Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp. Inc.), Ser. A, 8 1/8s, 5/15/15 (Prerefunded)	AAA	3,860,000	4,476,596
AMBAC, 6 3/4s, 5/15/20 (Prerefunded)	A	2,000,000	2,001,860
			6,478,456

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	AAA	530,000	514,323
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	AAA	695,000	688,655
			1,202,978

Virginia (3.1%)
Chesterfield Cnty., Econ. Dev. Auth. Poll. Control
Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A-	1,575,000	1,635,590
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,750,000	4,267,068
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA,
5.929s, 8/23/27	AAA	19,850,000	20,249,978
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	Baa1	1,740,000	1,438,093
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	6,100,000	6,678,768
			34,269,497

Washington (3.1%)
Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1
Production Syst.), FGIC
5s, 9/1/25	AA-	695,000	702,186
5s, 9/1/24	AA-	615,000	623,598
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A
5s, 12/1/23	A	525,000	524,974
5s, 12/1/22	A	1,050,000	1,057,833
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	2,155,000	1,768,565
6 1/2s, 6/1/26	BBB	3,175,000	3,095,625
WA State G.O. Bonds
Ser. D, FSA, 5s, 1/1/28	AAA	8,320,000	8,491,808
(Motor Vehicle Fuel), Ser. B, NATL, 5s, 7/1/24	Aa1	5,270,000	5,436,321
WA State Hlth. Care Fac. Auth. Rev. Bonds
(Catholic Hlth. Initiatives), Ser. D, 6 3/8s, 10/1/36	Aa2	7,050,000	7,512,339
Ser. C, Radian Insd., 5 3/8s, 8/15/28	Baa2	1,850,000	1,497,372
(Kadlec Med. Ctr.), Ser. A, 5s, 12/1/21	AAA	3,000,000	2,827,830
WA State Hsg. Fin. Comm. Rev. Bonds (Single Family
Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	945,000	933,499
			34,471,950

West Virginia (0.9%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, NATL, 5s, 6/1/29	AA-	6,200,000	6,207,688
Mason Cnty., Poll. Control Rev. Bonds (Appalachian
Pwr. Co. Project), Ser. L, 5 1/2s, 10/1/11	BBB	2,000,000	2,066,020
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37	Baa2	2,500,000	2,131,950
			10,405,658

Wisconsin (1.3%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded)	AAA	1,000,000	1,135,440
6 3/8s, 6/1/32 (Prerefunded)	AAA	5,615,000	6,277,289
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	AA-	3,500,000	3,760,260
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,062,730
			14,235,719

Wyoming (0.4%)
Uinta Cnty., Poll. Control VRDN (Chevron USA, Inc.),
0.2s, 4/1/10	Aa1	430,000	430,000
WY Muni. Pwr. Agcy. Rev. Bonds (Pwr. Supply), Ser. A,

5 1/2s, 1/1/33	A2	1,410,000	1,425,214
WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A,
5 1/2s, 1/1/38	A2	2,800,000	2,822,606
			4,677,820

Total municipal bonds and notes (cost $1,122,167,161)			$1,094,391,425

PREFERRED STOCKS (0.9%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		4,000,000	$4,000,520
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.		6,000,000	4,290,000
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.		2,000,000	1,352,880

Total preferred stocks (cost $12,000,000)			$9,643,400

TOTAL INVESTMENTS

Total investments (cost $1,134,167,161) (b)			$1,104,034,825

NOTES

(a) Percentages indicated are based on net assets of $1,111,360,592.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at June 30, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at June 30, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,133,805,173, resulting in gross unrealized appreciation and depreciation of $41,769,092 and $71,539,440, respectively, or net unrealized depreciation of $29,770,348.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN, Mandatory Put Bonds and VRDN are the current interest rates at June 30, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at June 30, 2009 (as a percentage of net assets):

Healthcare	20.2%
State Government	15.5
Utilities	13.4
Local Government	11.9

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

			VALUATION INPUTS

Investments in securities:		Level 1	Level 2	Level 3

Municipal bonds and notes		$ -	$ 1,094,391,425	$ -

Preferred stocks		--	9,643,400	--

	Totals by level	$--	$1,104,034,825	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2009